200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
KENNETH R. EARLEY kenneth.earley@dechert.com +1 (617) 728-7139 Direct +1 (617) 275-8374 Fax

March 16, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Forward Funds (on behalf of the Accessor Frontier Markets Fund (the “Fund”)) File No. 811-06722

Ladies and Gentlemen:

Pursuant to Section 14(c) of the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary information statement in connection with the solicitation of written consent to modify a fundamental restriction of the Fund with respect to the concentration of investments.

No fee is required in connection with this filing. Should you have any questions or comments, please contact the undersigned at 617.728.7139 or Douglas P. Dick at 202.261.3305.

Sincerely,

/s/Kenneth R. Earley

Kenneth R. Earley

Attachment

cc:	Judith Rosenberg, Esq. Douglas P. Dick, Esq.

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